Prepaid expenses or other current assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Receivables from government authorities	$ 1,047	$ 1,029
Prepaid expenses	2,416	2,264
Fair value of future hedging transactions	0	161
Contingent consideration held in escrow	1,900	3,800
Rent deposits	1,088	593
Other	177	0
Total prepaid expenses and other current assets	$ 6,628	$ 7,847